Statement of consolidated profit or loss - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net revenue	R$ 70,569	R$ 96,519	R$ 105,625
Cost of products sold	(67,548)	(85,161)	(73,568)
Gross profit	3,021	11,358	32,057
Income (expenses)
Selling and distribution	(1,916)	(2,108)	(2,056)
Loss for impairment of trade accounts receivable and others from clients	(83)	(38)	(9)
General and administrative	(2,472)	(2,764)	(2,522)
Research and development	(383)	(374)	(297)
Results from equity-accounted investees	7	35	5
Other income	1,769	507	1,534
Other expenses	(2,735)	(2,344)	(2,669)
(Loss) profit before financial results and taxes	(2,792)	4,272	26,043
Financial results
Financial expenses	(5,589)	(5,066)	(4,903)
Financial income	1,678	1,374	1,581
Derivatives and exchange rate variations, net	511	(533)	(4,760)
Finance income (cost)	(3,400)	(4,225)	(8,082)
(Loss) profit before income tax	(6,192)	47	17,961
Income taxes	1,302	(868)	(3,999)
Net (loss) profit for the year	(4,890)	(821)	13,962
Attributable to:
Company's shareholders	(4,579)	(336)	13,985
Non-controlling interest in subsidiaries	R$ (311)	R$ (485)	R$ (23)
Common shares member
Earnings per share - basic and diluted - R$
Earnings per share - basic	R$ (5.7458)	R$ (0.4215)	R$ 17.5747
Earnings per share - diluted	(5.7458)	(0.4215)	17.5747
Class A Preferred Shares [Member]
Earnings per share - basic and diluted - R$
Earnings per share - basic	(5.7458)	(0.4215)	17.5749
Earnings per share - diluted	(5.7458)	(0.4215)	17.5242
Class B Preferred Shares [Member]
Earnings per share - basic and diluted - R$
Earnings per share - basic	(5.7458)	(0.4215)	0.5798
Earnings per share - diluted	R$ (5.7458)	R$ (0.4215)	R$ 0.5798